Business Combinations	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Business Combinations

29 Business combinations

MOTIVA TRANSACTION

On May 1, 2017, Shell and Saudi Refining Inc. (SRI) completed the separation of assets, liabilities and businesses of Motiva, a 50:50 joint venture. Shell assumed sole ownership of two refineries, 11 distribution terminals and certain Shell-branded fuel retail markets in the USA. The transaction enables Shell to combine the assets retained from the joint venture with other Shell Downstream assets in North America, in line with its strategy to deliver increased cash and returns through simpler and highly integrated businesses. It was accounted for as a disposal of Shell’s 50% interest in Motiva and a subsequent business acquisition.

The fair value of Shell’s interest in the joint venture on May 1, 2017, was $3,847 million, based on Shell’s assessment. This fair value was used, for accounting purposes, as the consideration recognised for the disposal. The loss on sale of $546 million comprised the excess of $28 million of the consideration above the carrying amount of Shell’s interest in the joint venture (including associated deferred tax liabilities) of $3,819 million, less a non-cash tax charge of $574 million which crystallised upon the disposal.

The fair value of $3,847 million also served as the purchase consideration for the net assets acquired. As set out below, goodwill of $355 million was recognised on the acquisition, being the excess of the purchase consideration over the fair value of the net assets acquired and $957 million received in cash from SRI. The fair value of net assets acquired was based on an independent valuation using cash flow projections based on the historical performance of the newly acquired assets, forecasted pricing for various related commodities and existing business plan information. The fair value of Shell’s interest in the joint venture, the fair value of the net assets acquired, and therefore the resultant goodwill, remain provisional although no significant adjustments are expected.

Goodwill recognised	$ million
Fair value of Shell’s interest in the Motiva joint venture	3,847
Less: cash received	957
Less: fair value of net assets acquired
Intangible assets	656
Property, plant and equipment	2,685
Inventories	927
Other assets	94
Debt (non-current)	(115)
Trade and other payables (non-current)	(65)
Deferred tax (non-current liabilities)	(318)
Retirement benefits (non-current liabilities)	(975)
Decommissioning and other provisions (non-current)	(132)
Current liabilities	(222)
Total fair value of net assets acquired	2,535
Goodwill	355

The cash inflow from this transaction of $887 million was included within proceeds from sale of joint ventures and associates in the Consolidated Statement of Cash Flows, being the net effect of the $957 million cash received from SRI and a payment by Shell of $70 million to SRI in respect of the transfer of certain retirement benefit liabilities.

ACQUISITION OF BG GROUP PLC

On February 15, 2016, the Company acquired all the voting rights in BG Group plc (BG) by means of a Scheme of Arrangement under Part 26 of the Act for a purchase consideration of $54,034 million. This included cash of $19,036 million and the fair value ($34,050 million) of 218.7 million A shares and 1,305.1 million B shares issued in exchange for all BG shares. The fair value of the shares issued was calculated using the market price of the Company’s A and B shares of 1,545.0 and 1,538.5 pence respectively on the London Stock Exchange at its opening of business on February 15, 2016.

In 2016, goodwill of $10,997 million was recognised on the acquisition, being the excess of the purchase consideration over the fair value of net assets acquired. The net asset fair values, in line with accounting standards, were determined, where applicable, and particularly in respect of property, plant and equipment and intangible assets, by reference to oil and gas prices as reflected in the prevailing market view on the day of completion, as well as using estimates of proved oil and gas reserves and unproved volumes including timing of production, discount rates and exchange rates. Oil and gas prices were based on the forward price curve for the first two years, and for subsequent years based on the market consensus price view.

Parent [Member]
Disclosure Of Business Combinations [Line Items]
Business Combinations

15 ACQUISITION OF BG GROUP PLC

On February 15, 2016, the Company acquired all the voting rights in BG Group plc by means of a Scheme of Arrangement under Part 26 of the Act, via the issuance of 218.7 million A shares and 1,305.1 million B shares with a fair value of $34,050 million and cash payments of $19,036 million in exchange for all BG Group plc shares. The fair value of the shares issued was calculated using the market price of the Company’s A and B shares of 1,545.0 and 1,538.5 pence respectively on the London Stock Exchange at its opening of business on February 15, 2016. The cash payments were funded by amounts previously held on deposit with Shell Petroleum. In September 2016, the Company’s shares in BG Group Limited (formerly BG Group plc) were exchanged for an increased investment in Shell Petroleum.